T. ROWE PRICE International Stock Fund
July 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.7%
Common Stocks 0.7%
MercadoLibre (USD) (1) 79,699 98,671
Total Argentina (Cost
$86,214
)
98,671
BRAZIL 1.6%
Common Stocks 1.6%
Localiza Rent a Car  5,304,685 75,351
Raia Drogasil  12,263,007 75,464
Suzano  8,488,029 86,303
Total Brazil (Cost
$182,663
)
237,118
CANADA 8.3%
Common Stocks 8.3%
Canadian National Railway (USD)  967,519 117,292
Canadian Pacific Kansas City (USD) (2) 2,185,336 179,831
Constellation Software  75,219 158,918
Definity Financial  1,620,783 40,795
Descartes Systems Group (USD) (1) 675,842 52,628
Element Fleet Management  1,559,576 25,156
National Bank of Canada  1,381,233 108,182
Shopify, Class A (USD) (1) 1,909,499 129,044
Suncor Energy  6,325,884 197,934
TELUS International CDA (1) 1,807,777 16,862
TMX Group  8,987,732 199,705
Total Canada (Cost
$1,129,810
)
1,226,347
CAYMAN ISLANDS 0.4%
Convertible Preferred Stocks 0.4%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $13,909
(USD) (1)(3)(4) 282,204 55,874
Total Cayman Islands (Cost
$13,909
)
55,874
CHINA 7.2%
Common Stocks 4.4%
58.com (USD) (4) 3,564,710 —
Alibaba Group Holding, ADR (USD) (1) 2,294,727 234,429
BeiGene, ADR (USD) (1) 238,996 51,198

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
JD Health International (HKD) (1) 9,752,050 71,290
Silergy (TWD)  4,051,000 42,849
Tencent Holdings (HKD)  2,630,500 120,901
Yum China Holdings (USD)  2,163,445 132,013
652,680
Common Stocks - China A Shares 2.8%
Inner Mongolia Yili Industrial Group, A Shares (CNH)  19,213,481 77,135
Kweichow Moutai, A Shares (CNH)  348,714 91,993
NARI Technology, A Shares (CNH)  29,520,714 100,486
Shandong Pharmaceutical Glass, A Shares (CNH)  12,004,578 43,713
Shenzhen Inovance Technology, A Shares (CNH)  9,925,810 98,691
412,018
Total China (Cost
$922,957
)
1,064,698
CYPRUS 0.0%
Common Stocks 0.0%
TCS Group Holding, GDR (USD) (1)(4) 370,433 —
Total Cyprus (Cost
$22,173
)
—
DENMARK 1.7%
Common Stocks 1.7%
Genmab (1) 200,468 82,633
Novo Nordisk, ADR (USD)  1,051,426 169,385
Total Denmark (Cost
$212,100
)
252,018
FRANCE 7.1%
Common Stocks 7.1%
Capgemini  833,013 150,957
Dassault Aviation  733,072 142,408
EssilorLuxottica  361,543 72,734
Eurofins Scientific (2) 1,347,417 92,671
Kering  251,728 144,533
LVMH Moet Hennessy Louis Vuitton  87,320 81,100
Safran  952,542 158,134
Teleperformance  418,762 60,737
Thales  961,726 143,864
Total France (Cost
$806,675
)
1,047,138

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 6.8%
Common Stocks 5.9%
Bayer  509,591 29,802
Daimler Truck Holding (5) 1,903,659 71,445
Deutsche Boerse  454,671 87,116
Deutsche Telekom  10,070,082 219,540
Evotec (1) 5,048,141 132,976
Infineon Technologies  1,355,094 59,537
Puma  1,868,224 126,257
SAP  1,057,248 144,221
870,894
Preferred Stocks 0.9%
Sartorius (2) 301,847 124,536
124,536
Total Germany (Cost
$837,212
)
995,430
HONG KONG 2.1%
Common Stocks 2.1%
AIA Group  23,374,600 233,857
Hong Kong Exchanges & Clearing  1,751,000 73,826
Total Hong Kong (Cost
$138,514
)
307,683
INDIA 6.0%
Common Stocks 6.0%
Axis Bank  15,955,882 185,434
HDFC Bank  10,527,973 211,207
HDFC Life Insurance  11,464,285 90,225
Larsen & Toubro  4,008,317 130,818
NTPC  82,937,237 219,708
Varun Beverages  4,727,555 46,268
Total India (Cost
$654,356
)
883,660
INDONESIA 1.3%
Common Stocks 1.3%
Bank Central Asia  230,576,300 139,644
Sarana Menara Nusantara  868,693,900 58,464
Total Indonesia (Cost
$64,437
)
198,108

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.5%
Common Stocks 0.5%
Kerry Group, Class A  688,702 68,453
Total Ireland (Cost
$63,487
)
68,453
ITALY 2.2%
Common Stocks 2.2%
Amplifon (2) 1,818,910 61,537
Banca Mediolanum  9,952,974 96,712
DiaSorin (2) 770,185 86,409
Ermenegildo Zegna (USD) (2) 4,965,779 78,807
Total Italy (Cost
$279,399
)
323,465
JAPAN 13.9%
Common Stocks 13.9%
Calbee  2,269,500 44,005
Chugai Pharmaceutical  4,887,600 145,461
Daiichi Sankyo  3,065,200 94,407
Daikin Industries  459,000 92,809
Disco  584,900 109,947
Hikari Tsushin  283,200 42,023
Keyence  311,800 139,918
Mitsui Fudosan  1,674,000 34,392
Murata Manufacturing  1,899,300 112,822
Nextage (2) 2,651,600 69,646
Nippon Telegraph & Telephone  117,008,900 134,176
Olympus  8,130,400 132,663
Otsuka Holdings  2,050,900 75,406
Outsourcing  5,761,900 58,949
Persol Holdings  4,075,600 80,618
Recruit Holdings  1,763,400 61,077
Seven & i Holdings  3,885,400 161,186
Shimadzu  2,230,700 67,748
SMC  46,100 24,090
Sony Group  1,311,700 122,862
Stanley Electric  2,770,000 51,188
Sumitomo Metal Mining  1,831,900 63,265
Suzuki Motor  815,100 32,739
Z Holdings  35,768,400 99,723
Total Japan (Cost
$1,781,506
)
2,051,120

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 6.8%
Common Stocks 6.8%
Adyen (1) 25,317 46,989
Akzo Nobel  2,180,658 186,551
ASML Holding  519,700 372,245
Koninklijke Philips (1) 2,299,766 47,775
Prosus  4,414,321 349,205
Total Netherlands (Cost
$627,800
)
1,002,765
PHILIPPINES 0.5%
Common Stocks 0.5%
SM Investments  4,669,025 77,580
Total Philippines (Cost
$75,042
)
77,580
PORTUGAL 1.2%
Common Stocks 1.2%
Galp Energia  6,551,761 87,070
Jeronimo Martins  3,316,040 90,282
Total Portugal (Cost
$128,306
)
177,352
SAUDI ARABIA 0.2%
Common Stocks 0.2%
Saudi National Bank  2,936,916 30,179
Total Saudi Arabia (Cost
$28,904
)
30,179
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD) (1) 1,014,232 67,467
Total Singapore (Cost
$56,486
)
67,467
SOUTH AFRICA 0.4%
Common Stocks 0.4%
Capitec Bank Holdings  592,880 59,473
Total South Africa (Cost
$38,149
)
59,473

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 2.6%
Common Stocks 2.6%
NAVER  577,410 102,876
Samsung Electronics  4,970,690 272,158
Total South Korea (Cost
$201,860
)
375,034
SPAIN 1.7%
Common Stocks 1.7%
Amadeus IT Group  1,894,898 135,933
Fluidra (2) 5,117,298 113,170
Total Spain (Cost
$231,316
)
249,103
SWEDEN 2.3%
Common Stocks 2.3%
Assa Abloy, Class B  4,131,136 99,324
Essity, Class B  5,783,160 143,401
Olink Holding, ADR (USD) (1)(2) 1,853,917 35,224
Swedbank, Class A  3,580,448 65,672
Total Sweden (Cost
$309,743
)
343,621
SWITZERLAND 8.5%
Common Stocks 8.5%
Alcon  2,928,613 249,200
Barry Callebaut  60,197 112,869
Julius Baer Group (5) 2,367,591 167,691
Lonza Group  142,740 82,937
Nestle  2,298,869 281,656
Partners Group Holding (5) 166,495 186,913
Roche Holding  558,432 173,143
Total Switzerland (Cost
$933,437
)
1,254,409
TAIWAN 3.6%
Common Stocks 3.6%
Taiwan Semiconductor Manufacturing  28,917,000 522,172
Total Taiwan (Cost
$106,455
)
522,172

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
THAILAND 0.5%
Common Stocks 0.5%
Bumrungrad Hospital  2,386,400 15,032
CP ALL  32,915,300 61,129
Total Thailand (Cost
$53,700
)
76,161
UNITED KINGDOM 6.1%
Common Stocks 6.1%
Ashtead Group  1,921,773 142,180
AstraZeneca, ADR (USD)  1,845,836 132,346
Bridgepoint Group  14,641,596 35,522
London Stock Exchange Group  1,675,020 181,899
Rightmove  8,144,568 59,675
Smith & Nephew  10,078,078 153,318
Unilever (EUR)  3,440,496 185,194
890,134
Convertible Preferred Stocks 0.0%
YuLife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $5,670 (1)(3)(4) 286,782 6,564
6,564
Total United Kingdom (Cost
$712,052
)
896,698
UNITED STATES 2.8%
Common Stocks 2.8%
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $23,865 (1)(3)
(4) 14,001 9,935
Linde  458,550 179,142
Mastercard, Class A  267,295 105,389
Waste Connections  799,253 112,830
407,296
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $1,408 (1)(3)(4) 826 586
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $58 (1)(3)(4) 34 24
Canva, Series A-4, Acquisition Date: 11/4/21, Cost $5 (1)(3)(4) 3 2
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3 (1)(3)(4) 2 2
614
Total United States (Cost
$224,573
)
407,910

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 5.32% (6)(7) 353,695,593 353,696
Total Short-Term Investments (Cost $353,696) 353,696
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 5.32% (6)(7) 140,735,524 140,736
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 140,736
Total Securities Lending Collateral (Cost $140,736) 140,736
Total Investments in Securities 100.9%
(Cost $11,417,667) $ 14,844,139
Other Assets Less Liabilities (0.9)% (131,248)
Net Assets 100.0% $ 14,712,891
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2023.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$72,987 and represents 0.5% of net assets.
(4) Level 3 in fair value hierarchy.
(5) All or a portion of this security is pledged to cover or as collateral for written call options at July 31, 2023.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
CNH Offshore China Renminbi
EUR Euro

T. ROWE PRICE International Stock Fund

.
.
.
.
.
.
.
.
.
.
GDR Global Depositary Receipts
HKD Hong Kong Dollar
OTC Over-the-counter
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Daimler Truck Holding, Call,
9/15/23 @ 35.00 (EUR) 1,968 6,718 (184)
Goldman Sachs
Julius Baer Group, Call,
9/15/23 @ 65.00 (CHF) 1,008 6,226 (66)
Goldman Sachs
Partners Group Holding,
Call, 9/15/23 @ 1,040.00
(CHF) 650 6,363 (101)
Total Options Written (Premiums $(343)) $ (351)

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ — $ — $ 13,138++
Totals $ —# $ — $ 13,138+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government
Reserve Fund, 5.32% $ 504,027  ¤  ¤ $ 494,432
Total $ 494,432^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $13,138 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $494,432.

T. ROWE PRICE International Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,875,696 $ 12,276,488 $ 9,935 $ 14,162,119
Convertible Preferred Stocks — — 63,052 63,052
Preferred Stocks — 124,536 — 124,536
Short-Term Investments 353,696 — — 353,696
Securities Lending Collateral 140,736 — — 140,736
Total $ 2,370,128 $ 12,401,024 $ 72,987 $ 14,844,139
Liabilities
Options Written $ — $ 351 $ — $ 351

T. ROWE PRICE International Stock Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F37-054Q3 07/23